EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (658,492)
Return of the plan assets	187,247	R$ 150,700	R$ 136,933
Remeasurement	(117,644)	1,058,898	457,421
Fair value of plan assets at the end of the year	(498,732)	(658,492)
Plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	3,499,475	4,647,361	4,652,000
Return of the plan assets	187,247	150,700	136,933
Contributions from sponsors	75,321	173,316	244,123
Settlement			(228,034)
Payment of benefits	(413,565)	(317,779)	(486,310)
Remeasurement	214,503	(791,672)	25,498
Exchange Variance	(179,094)	(362,451)	303,151
Fair value of plan assets at the end of the year	3,383,887	3,499,475	R$ 4,647,361
Value of shares included in fair value of plan assets	R$ 0	R$ 10,084